Commitments and Contingencies - Schedule of Maturities of Financing Obligation (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022 (remaining three months)	$ 25
2023	94	$ 94
2024	94	94
2025	31	94
Total	$ 244	$ 313